As filed with the Securities and Exchange Commission on October 17, 2016

1933 Act Registration No. 333-167073
1940 Act Registration No. 811-22417

United States
Securities and Exchange Commission
Washington, D.C. 20549
Form N‑1A
Registration Statement Under the Securities Act of 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No. 53

[   ]
[   ]
[X]

and/or
Registration Statement Under the Investment Company Act of 1940
Amendment No. 54
[   ]
[X]

Destra Investment Trust
(Exact name of registrant as specified in charter)
One North Wacker, 48th Floor
Chicago, Illinois 60606
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (630) 241-4200
Jane Hong Shissler
Destra Investment Trust
One North Wacker, 48th Floor
Chicago, Illinois 60606
(Name and Address of Agent for Service)
Copy to:
Morrison Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603
It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[   ] on ___________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to Destra Flaherty & Crumrine Preferred and Income Fund and Destra Focused Equity Fund, each a series of the Registrant.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Chicago, and State of Illinois, on the 17th day of October, 2016.

Destra Investment Trust

By:/s/ Derek Mullins____________
Derek Mullins
Chief Financial Officer & Treasurer

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Dominic C. Martellaro	Chief Executive Officer	October 17, 2016
Dominic C. Martellaro
/s/ Derek Mullins	Chief Financial Officer & Treasurer	October 17, 2016
Derek Mullins
Nicholas Dalmaso*	) Trustee )
	)	By: /s/ Derek Mullins
John S. Emrich*	) Trustee )	Derek Mullins Attorney-In-Fact
	)	October 17, 2016
Michael S. Erickson*	) Trustee )
)
James Bernard Glavin*	) Trustee )
)

* An original power of attorney authorizing Derek Mullins and Rick Grove to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

Index to Exhibits

(101) Risk/return summary in interactive data format